Subsequent Events (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 09, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2025	Jan. 01, 2024
Subsequent Events [Line Items]
Funded amount							$ 500,000
Number of months for reaching maximum quarterly sales		6 months		6 months
Quarterly sales		$ 1,364,341	$ 817,034	$ 4,107,494	$ 2,409,953
Forecast [Member] | Secured Promissory Note [Member]
Subsequent Events [Line Items]
Face value of secured promissory note	$ 1,375,000
Original issue discount	275,000
Annual compounded interest rate	$ 15
Maturity date	Dec. 31, 2026
Listing Agreement [Member]
Subsequent Events [Line Items]
Quarterly sales		$ 6,000,000		$ 6,000,000
Investor [Member]
Subsequent Events [Line Items]
Funded amount							574,619
Additional secured loan							$ 525,318
Series CC Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase of shares (in Shares)	999
Exercise price per share (in Dollars per share)	$ 1
Number of shares issued (in Shares)						1,000
Price per share (in Dollars per share)						$ 0.001
Warrant term	10 years